SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS UNDER FINANCE LEASES (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases
Remainder of fiscal year	$ 26,633
Year I	78,379	$ 106,532
Year II	10,496	78,379
Thereafter
Thereafter
Total finance lease payment	115,508	195,407
Less: Imputed interest	(8,735)	(21,733)
Finance lease liabilities	106,773	173,674
Finance lease liability - current	80,989	90,565	$ 34,425
Finance lease liability - non-current	$ 25,784	83,109	$ 53,480
Year III		$ 10,496